Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Our cybersecurity risk management program is designed to leverage the security risks within senior management, based on industry best practices, and to provide a framework for handling cybersecurity threats and incidents, including threats and incidents associated with the use of our infrastructure, services and applications supported/developed internally and by third-party service providers.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	In 2024, we did not identify any cybersecurity threats that have materially affected or are reasonably likely to materially affect our business strategy, results of operations, or financial condition.
Cybersecurity Risk Board of Directors Oversight [Text Block]
Our board of directors has overall oversight responsibility for our risk management and our cybersecurity risk management program, and such oversight is supported by our cybersecurity committee. Our cybersecurity committee is composed of our IT and compliance managers, including our chief technology officer, or CTO, our chief information security officer, or CISO, our chief financial officer, our chief legal and compliance officer and our chief risk officer CRO. This committee is responsible for ensuring that management has processes in place designed to identify and evaluate cybersecurity risks to which the company is exposed and implement processes and programs to manage cybersecurity risks and mitigate cybersecurity incidents.
Management, in turn, is responsible for identifying, considering and assessing material cybersecurity risks on an ongoing basis, establishing processes to ensure that such potential cybersecurity risk exposures are monitored, putting in place appropriate mitigation measures and maintaining cybersecurity programs. Once a cybersecurity threat is identified from the given framework, it is discussed within the cybersecurity team to evaluate its respective risk. The team also engages a third-party to assist evaluating the risk from a technical perspective monthly and on demand. Threats and risks are discussed weekly by the cybersecurity team, monthly with our chief financial officer and quarterly with the cybersecurity committee’s meetings, or on demand, as needed. Security incidents are reported to our cybersecurity committee, in alignment with the company’s incident response policy.
Our cybersecurity programs are under the direction of our CTO, who receives reports from our cybersecurity team and monitors the prevention, detection, mitigation, and remediation of cybersecurity incidents. The CISO is responsible for establishing strategies and actions that ensure that the technologies used by Vinci and information assets are adequately protected. Our CISO is an experienced information systems security professional and information security manager with many years of experience. Management, including the CISO, regularly update our cybersecurity committee on our cybersecurity programs, material cybersecurity risks and mitigation strategies and provide cybersecurity reports quarterly that cover, among other topics, third-party assessments of the company’s cybersecurity programs, developments in cybersecurity and updates to the company’s cybersecurity programs and mitigation strategies.

Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]
Our board of directors has overall oversight responsibility for our risk management and our cybersecurity risk management program, and such oversight is supported by our cybersecurity committee. Our cybersecurity committee is composed of our IT and compliance managers, including our chief technology officer, or CTO, our chief information security officer, or CISO, our chief financial officer, our chief legal and compliance officer and our chief risk officer CRO. This committee is responsible for ensuring that management has processes in place designed to identify and evaluate cybersecurity risks to which the company is exposed and implement processes and programs to manage cybersecurity risks and mitigate cybersecurity incidents.

Cybersecurity Risk Role of Management [Text Block]
Our board of directors has overall oversight responsibility for our risk management and our cybersecurity risk management program, and such oversight is supported by our cybersecurity committee. Our cybersecurity committee is composed of our IT and compliance managers, including our chief technology officer, or CTO, our chief information security officer, or CISO, our chief financial officer, our chief legal and compliance officer and our chief risk officer CRO. This committee is responsible for ensuring that management has processes in place designed to identify and evaluate cybersecurity risks to which the company is exposed and implement processes and programs to manage cybersecurity risks and mitigate cybersecurity incidents.
Management, in turn, is responsible for identifying, considering and assessing material cybersecurity risks on an ongoing basis, establishing processes to ensure that such potential cybersecurity risk exposures are monitored, putting in place appropriate mitigation measures and maintaining cybersecurity programs. Once a cybersecurity threat is identified from the given framework, it is discussed within the cybersecurity team to evaluate its respective risk. The team also engages a third-party to assist evaluating the risk from a technical perspective monthly and on demand. Threats and risks are discussed weekly by the cybersecurity team, monthly with our chief financial officer and quarterly with the cybersecurity committee’s meetings, or on demand, as needed. Security incidents are reported to our cybersecurity committee, in alignment with the company’s incident response policy.
Our cybersecurity programs are under the direction of our CTO, who receives reports from our cybersecurity team and monitors the prevention, detection, mitigation, and remediation of cybersecurity incidents. The CISO is responsible for establishing strategies and actions that ensure that the technologies used by Vinci and information assets are adequately protected. Our CISO is an experienced information systems security professional and information security manager with many years of experience. Management, including the CISO, regularly update our cybersecurity committee on our cybersecurity programs, material cybersecurity risks and mitigation strategies and provide cybersecurity reports quarterly that cover, among other topics, third-party assessments of the company’s cybersecurity programs, developments in cybersecurity and updates to the company’s cybersecurity programs and mitigation strategies.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	This committee is responsible for ensuring that management has processes in place designed to identify and evaluate cybersecurity risks to which the company is exposed and implement processes and programs to manage cybersecurity risks and mitigate cybersecurity incidents.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our CISO is an experienced information systems security professional and information security manager with many years of experience.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]
Our cybersecurity programs are under the direction of our CTO, who receives reports from our cybersecurity team and monitors the prevention, detection, mitigation, and remediation of cybersecurity incidents. The CISO is responsible for establishing strategies and actions that ensure that the technologies used by Vinci and information assets are adequately protected. Our CISO is an experienced information systems security professional and information security manager with many years of experience. Management, including the CISO, regularly update our cybersecurity committee on our cybersecurity programs, material cybersecurity risks and mitigation strategies and provide cybersecurity reports quarterly that cover, among other topics, third-party assessments of the company’s cybersecurity programs, developments in cybersecurity and updates to the company’s cybersecurity programs and mitigation strategies.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true